Servicing Activities (Schedule Of Sensitivity Analysis of Fair Value) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Servicing Activities [Abstract]
Weighted average life (in years)	4 years 7 months
Weighted average prepayment speed	13.50%
Impact on fair value of 10% adverse change	$ (77)
Impact on fair value of 20% adverse change	(144)
Weighted average discount rate	7.70%
Impact on fair value of 10% adverse change	(10)
Impact on fair value of 20% adverse change	$ (19)